INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of intangible assets

The intangible assets consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Student base	12,510	12,510
Trademark	1,675	1,675
License	20,000	20,000
Total	34,185	34,185
Less: Accumulated amortization	(5,422)	(8,127)
Accumulated impairment loss	(9,831)	(9,831)
	18,932	16,227